Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss)/ Income Before Income Taxes

Income (loss)/income before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
Singapore	(7,434,114)	2,996,740	13,449,704
Non-Singapore	(469,399)	1,963,701	13,321,038
Total (loss)/income before income taxes	(7,903,513)	4,960,441	26,770,742

Schedule of Income Tax (Benefit)/ Expense

Income tax (benefit)/expense consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
(in USD)	2023	2024	2025
Current income tax	50	102,981	1,540,485
Deferred income tax	(1,318,123)	463,989	795,923
Income tax (benefits)/expense	(1,318,073)	566,970	2,336,408

Schedule of Effective Tax Rate Reconciliation	The following table presents the Company’s effective tax rate reconciliation:
	Year ended December 31, 2023	Year ended December 31, 2024
Statutory income tax rate	17%	17%
Effect of deferred professional fee	0%	(6)%
Effective tax rate	17%	11%
	Year Ended December 31,
	2025
	(in USD)	Percent
Statutory income tax rate	4,551,026	17%
Effect of deferred professional fee	(305,676)	(1)%
Effect of AURE income before income taxes	(1,480,622)	(6)%
Effect of gain on unrealized crypto	(1,062,382)	(4)%
Effect of share-based compensation	810,353	3%
Other permanent differences	(176,291)	0%
Effective tax rate	2,336,408	9%

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities consisted of the following:
	December 31		December 31,
	2024		2025
(in USD)	Singapore	Hong Kong	Singapore	Hong Kong
Deferred tax assets
Net operating loss carried forward	1,175,979	—	402,224	—
Unutilized leave	15,714	53,535	12,506	60,295
Lease liabilities	196,724	218,446	157,211	110,513
Total deferred tax assets	1,388,417	271,981	571,941	170,808
Deferred tax liabilities
Property and equipment	20,508	12,951	155,286	92,321
Lease right-of-use assets	209,980	198,114	30,496	41,724
Total deferred tax liabilities	230,488	211,065	185,782	134,045
Total deferred tax assets, net	1,157,929	60,916	386,159	36,763